Long-Term Debt - Interest Rates and Fees Narrative (Detail) - Credit Agreement [Member] - Wells Fargo Bank [Member] - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 18, 2014	Mar. 31, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Monthly minimum interest charge		$ 75	$ 75
Basis point increase in event of default	2.00%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate	Daily one-month LIBOR
Basis points	4.75%	4.93%
Unused Line Fee Rate [Member]
Debt Instrument [Line Items]
Basis points	0.25%
Noncash Collateralized Letter of Credit Fee Rate [Member]
Debt Instrument [Line Items]
Basis points	1.75%